Offerings	Nov. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 1,500,002.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes common stock that may be issued upon exercise of a 45-day option granted to the representative of the several underwriters solely to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 10,000,000.00
Amount of Registration Fee	$ 1,531.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes common stock that may be issued upon exercise of a 45-day option granted to the representative of the several underwriters solely to cover over-allotments, if any.